Retirement Benefits	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Retirement Benefits
13. RETIREMENT BENEFITS
Plan Descriptions
U.S. Defined Benefit Pension Plans – The company sponsors several defined benefit pension plans in the U.S. Pension benefits for most participants are based on years of service, age and compensation. It is our policy to fund at least the minimum amount required for all qualified plans, using actuarial cost methods and assumptions acceptable under U.S. government regulations, by making payments into benefit trusts separate from the company.
U.S. Defined Contribution Plans – The company also sponsors defined contribution plans covering the majority of its employees, including certain employees covered under collective bargaining agreements. Company contributions vary depending on date of hire, with a majority of employees being eligible for employer matching of employee contributions. Based on date of hire, certain employees are eligible to receive a company non-elective contribution or an enhanced matching contribution in lieu of a defined benefit pension plan benefit. The company’s contributions to these defined contribution plans for the years ended December 31, 2019, 2018 and 2017, were $481 million, $403 million and $344 million, respectively.
Non-U.S. Benefit Plans – The company sponsors several benefit plans for non-U.S. employees. These plans are designed to provide benefits appropriate to local practice and in accordance with local regulations. Some of these plans are funded using benefit trusts separate from the company.
Medical and Life Benefits – The company funds a portion of the costs for certain health care and life insurance benefits for a substantial number of its active and retired employees. In addition to a company and employee cost-sharing feature, the health plans also have provisions for deductibles, co-payments, coinsurance percentages, out-of-pocket limits, conformance to a schedule of reasonable fees, the use of managed care providers and coordination of benefits with other plans. The plans also provide for a Medicare carve-out. The company reserves the right to amend or terminate the plans at any time.
Certain covered employees and dependents are eligible to participate in plans upon retirement if they meet specified age and years of service requirements. The company provides subsidies to reimburse certain retirees for a portion of the cost of individual Medicare-supplemental coverage purchased directly by the retiree through a private insurance exchange. The company has capped the amount of its contributions to substantially all of its remaining postretirement medical and life benefit plans. In addition, after January 1, 2005 (or earlier at some businesses), newly hired employees are not eligible for subsidized postretirement medical and life benefits.
Summary Plan Results
The cost to the company of its retirement benefit plans is shown in the following table:

	Year Ended December 31
	Pension Benefits			Medical and Life Benefits
$ in millions	2019	2018	2017	2019	2018	2017
Components of net periodic benefit cost (benefit)
Service cost	$367	$404	$388	$16	$21	$20
Interest cost	1,360	1,226	1,250	80	76	85
Expected return on plan assets	(2,101)	(2,217)	(1,885)	(92)	(101)	(89)
Amortization of prior service credit	(59)	(58)	(57)	(3)	(21)	(22)
Mark-to-market expense (benefit)	1,783	699	(445)	17	(44)	(91)
Other	—	—	(7)	—	—	—
Net periodic benefit cost (benefit)	$1,350	$54	$(756)	$18	$(69)	$(97)

The table below summarizes the components of changes in unamortized prior service credit for the years ended December 31, 2017, 2018 and 2019:

$ in millions	Pension Benefits	Medical and Life Benefits	Total
Changes in unamortized prior service credit
Amortization of prior service credit	$57	$22	$79
Tax expense	(26)	(9)	(35)
Change in unamortized prior service credit – 2017	31	13	44
Amortization of prior service credit	58	21	79
Tax expense	(14)	(5)	(19)
Change in unamortized prior service credit – 2018	44	16	60
Amortization of prior service credit	59	3	62
Tax expense	(14)	(1)	(15)
Change in unamortized prior service credit – 2019	$45	$2	$47

We expect to recognize $60 million and $(4) million of prior year service credit (cost) related to our pension benefit and medical and life benefit plans, respectively, in net periodic benefit cost in 2020.
The following table sets forth the funded status and amounts recognized in the consolidated statements of financial position for the company’s defined benefit retirement plans. Pension benefits data includes the qualified plans, foreign plans and U.S. unfunded non-qualified plans for benefits provided to directors, officers and certain employees. The company uses a December 31 measurement date for its plans.

	Pension Benefits		Medical and Life Benefits
$ in millions	2019	2018	2019	2018
Plan Assets
Fair value of plan assets at beginning of year	$27,150	$27,226	$1,247	$1,338
Net gain (loss) on plan assets	5,025	(1,043)	234	(65)
Employer contributions	221	370	42	38
Participant contributions	8	9	24	25
Benefits paid	(1,763)	(1,685)	(156)	(148)
Acquired plan assets	—	2,293	—	58
Other	5	(20)	1	1
Fair value of plan assets at end of year	30,646	27,150	1,392	1,247
Projected Benefit Obligation
Projected benefit obligation at beginning of year	32,231	31,967	1,930	2,110
Service cost	367	404	16	21
Interest cost	1,360	1,226	80	76
Participant contributions	8	9	24	25
Actuarial loss (gain)	4,708	(2,561)	159	(211)
Benefits paid	(1,763)	(1,685)	(156)	(148)
Acquired benefit obligation	—	2,895	—	50
Other	3	(24)	(5)	7
Projected benefit obligation at end of year	36,914	32,231	2,048	1,930
Funded status	$(6,268)	$(5,081)	$(656)	$(683)

Classification of amounts recognized in the consolidated statements of financial position
Non-current assets	$124	$77	$151	$124
Current liability	(173)	(164)	(47)	(46)
Non-current liability	(6,219)	(4,994)	(760)	(761)

The accumulated benefit obligation for all defined benefit pension plans was $36.5 billion and $31.9 billion at December 31, 2019 and 2018, respectively.
Amounts for pension plans with accumulated benefit obligations in excess of fair value of plan assets are as follows:

	December 31
$ in millions	2019	2018
Projected benefit obligation	$34,715	$30,259
Accumulated benefit obligation	34,305	29,961
Fair value of plan assets	28,324	25,101

Plan Assumptions
On a weighted-average basis, the following assumptions were used to determine benefit obligations and net periodic benefit cost:

	Pension Benefits		Medical and Life Benefits
	2019	2018	2019	2018
Assumptions used to determine benefit obligation at December 31
Discount rate	3.39%	4.31%	3.35%	4.30%
Initial cash balance crediting rate assumed for the next year	2.39%	3.00%
Rate to which the cash balance crediting rate is assumed to increase (the ultimate rate)	2.64%	3.25%
Year that the cash balance crediting rate reaches the ultimate rate	2025	2024
Rate of compensation increase	3.00%	3.00%
Initial health care cost trend rate assumed for the next year			5.90%	6.20%
Rate to which the health care cost trend rate is assumed to decline (the ultimate trend rate)			5.00%	5.00%
Year that the health care cost trend rate reaches the ultimate trend rate			2023	2023
Assumptions used to determine benefit cost for the year ended December 31
Discount rate	4.31%	3.68%	4.30%	3.66%
Initial cash balance crediting rate assumed for the next year	3.00%	2.75%
Rate to which the cash balance crediting rate is assumed to increase (the ultimate rate)	3.25%	3.00%
Year that the cash balance crediting rate reaches the ultimate rate	2024	2023
Expected long-term return on plan assets	8.00%	8.00%	7.67%	7.65%
Rate of compensation increase	3.00%	3.00%
Initial health care cost trend rate assumed for the next year			6.20%	6.50%
Rate to which the health care cost trend rate is assumed to decline (the ultimate trend rate)			5.00%	5.00%
Year that the health care cost trend rate reaches the ultimate trend rate			2023	2023

Plan Assets and Investment Policy
Plan assets are invested in various asset classes that are expected to produce a sufficient level of diversification and investment return over the long term. Through consultation with our investment management team and outside investment advisers, management develops expected long-term returns for each of the plans’ strategic asset classes. In doing so, we consider a number of factors, including our historical investment performance, current market data such as yields/price-earnings ratios, historical market returns over long periods and periodic surveys of investment managers’ expectations. Liability studies are conducted on a regular basis to provide guidance in setting investment goals with an objective to balance risk. Risk targets are established and monitored against acceptable ranges.
Our investment policies and procedures are designed to ensure the plans’ investments are in compliance with the Employee Retirement Income Security Act (ERISA). Guidelines are established defining permitted investments within each asset class. Derivatives are used for transitioning assets, asset class rebalancing, managing currency risk and for management of fixed-income and alternative investments.
For the majority of the plans’ assets, the investment policies require that the asset allocation be maintained within the following ranges as of December 31, 2019:

Asset Allocation Ranges
Cash and cash equivalents	0% - 12%
Global public equities	30% - 50%
Fixed-income securities	20% - 40%
Alternative investments	18% - 38%

The table below provides the fair values of the company’s pension and Voluntary Employee Beneficiary Association (VEBA) trust plan assets at December 31, 2019 and 2018, by asset category. The table also identifies the level of inputs used to determine the fair value of assets in each category. See Note 1 for the definitions of these levels. Certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy table. The total fair value of these investments is included in the table below to permit reconciliation of the fair value hierarchy to amounts presented in the funded status table above. As of December 31, 2019 and 2018, there were no investments expected to be sold at a value materially different than NAV.

	Level 1		Level 2		Level 3		Total
$ in millions	2019	2018	2019	2018	2019	2018	2019	2018
Asset category
Cash and cash equivalents	$233	$209	$2,572	$2,655			$2,805	$2,864
U.S. equities	3,341	2,859					3,341	2,859
International equities	3,271	2,711			$2	$1	3,273	2,712
Fixed-income securities
U.S. Treasuries	20	26	2,716	1,501			2,736	1,527
U.S. Government Agency			297	322			297	322
Non-U.S. Government			194	206			194	206
Corporate debt	28	34	4,513	4,141			4,541	4,175
Asset backed			892	297			892	297
High yield debt	30	11	104	153			134	164
Bank loans			33	20			33	20
Other assets	(9)	15	59	51	2	2	52	68
Investments valued using NAV as a practical expedient
U.S. equities							1,131	1,170
International equities							5,636	4,017
Fixed-income funds							438	1,386
Hedge funds							246	351
Opportunistic investments							1,459	1,367
Private equity funds							2,454	2,510
Real estate funds							2,376	2,382
Fair value of plan assets at the end of the year	$6,914	$5,865	$11,380	$9,346	$4	$3	$32,038	$28,397

There were no transfers of plan assets between the three levels of the fair value hierarchy during the years ended December 31, 2019 and 2018.
Generally, investments are valued based on information in financial publications of general circulation, statistical and valuation services, records of security exchanges, appraisal by qualified persons, transactions and bona fide offers. Cash and cash equivalents are predominantly held in money market or short-term investment funds. U.S. and international equities consist primarily of common stocks and institutional common trust funds. Investments in certain equity securities, which include domestic and international securities and registered investment companies, and exchange-traded funds with fixed income strategies are valued at the last reported sales or quoted price on the last business day of the reporting period. Fair values for certain fixed-income securities, which are not exchange-traded, are valued using third-party pricing services.
Other assets include derivative assets with a fair value of $49 million and $76 million, derivative liabilities with a fair value of $53 million and $52 million, and net notional amounts of $3.6 billion and $3.2 billion, as of December 31, 2019 and 2018, respectively. Derivative instruments may include exchange traded futures contracts, interest rate swaps, options on futures and swaps, currency contracts, total return swaps and credit default swaps. Notional amounts do not quantify risk or represent assets or liabilities of the pension and VEBA trusts, but are used in the calculation of cash settlement under the contracts. The volume of derivative activity is commensurate with the amounts disclosed at year-end. Certain derivative financial instruments within the pension trust are subject to master netting agreements with certain counterparties.
Investments in certain equity and fixed-income funds, which include common/collective trust funds, and alternative investments, including hedge funds, opportunistic investments, private equity funds and real estate funds, are valued based on the NAV derived by the investment managers, as a practical expedient, and are described further below.
U.S. and International equities: Generally, redemption periods are daily or monthly with a notice requirement less than 30 days. As of December 31, 2019 and 2018, there were no unfunded commitments.
Fixed-income funds: Redemption periods are daily, monthly or quarterly with various notice requirements but generally are less than 30 days. As of December 31, 2019 and 2018, there were no unfunded commitments.
Hedge funds: Generally, redemption periods are monthly or quarterly with notice requirements from 30 to 95 days. As of December 31, 2019, unfunded commitments were $8 million. There were no unfunded commitments as of December 31, 2018.
Opportunistic investments: Opportunistic investments are primarily held in partnerships with a 5-10 year life. As of December 31, 2019 and 2018, unfunded commitments were $1.3 billion and $1.1 billion, respectively.
Private equity funds: The term of each fund is typically 10 or more years and the fund’s investors do not have an option to redeem their interest in the fund. As of December 31, 2019 and 2018, unfunded commitments were $1.9 billion and $1.8 billion, respectively.
Real estate funds: Consists of closed-end real estate funds and infrastructure funds with terms that are typically 10 or more years. This class also contains open-end funds that generally allow investors to redeem their interests in the fund. As of December 31, 2019 and 2018, unfunded commitments were $60 million and $73 million, respectively.
For the years ended December 31, 2019 and 2018, the defined benefit pension and VEBA trusts did not hold any Northrop Grumman common stock.
Benefit Payments
The following table reflects estimated future benefit payments for the next ten years, based upon the same assumptions used to measure the benefit obligation, and includes expected future employee service, as of December 31, 2019:

$ in millions	Pension Plans	Medical and Life Plans	Total
Year Ending December 31
2020	$1,849	$151	$2,000
2021	1,898	150	2,048
2022	1,947	139	2,086
2023	1,991	138	2,129
2024	2,039	136	2,175
2025 through 2029	10,702	630	11,332

In 2020, the company expects to contribute the required minimum funding of approximately $96 million to its pension plans and approximately $44 million to its medical and life benefit plans. During the year ended December 31, 2019, the company made voluntary pension contributions of $120 million.